Disposal groups classified as held for sale (Details) - EUR (€) € in Thousands	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023
Disposal groups classified as held for sale
Assets	€ 32,510,801	€ 33,929,808	€ 35,634,696
Disposal groups classified as held for sale
Disposal groups classified as held for sale
Assets	229,459	€ 507,600
Disposal group classified as held for sale in Brazil and Colombia | Care Delivery | Non-recurring fair value measurement
Disposal groups classified as held for sale
Assets	€ 153,266